STOCKHOLDERS' EQUITY (Details 1) (USD $)	9 Months Ended
	Sep. 30, 2012
Significant assumptions:
Stock price	$ 5.00
Acueity Warrants [Member]
Indexed shares	325,000
Exercise price	$ 5
Acueity Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Significant assumptions:
Stock price	$ 5.00	[1]
Remaining term	5 years	[2]
Expected volatility	56.54%	[3]
Acueity Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Significant assumptions:
Risk free rate	0.62%	[4]

[1]	Stock price- The Company's common stock was not publicly traded at the time the Acueity Warrants were issued. Therefore, the stock price was determined at the offering price of the then contemplated initial public offering, for which the registration statement on Form S-1 (File No. 333-179500) was subsequently declared effective by the Securities and Exchange Commission on November 7, 2012, and a prospectus was subsequently filed pursuant to Rule 424(b)(4) on November 9, 2012 (see Note 16).
[2]	Remaining term- The Company does not have a history to develop the expected term for its warrants. Accordingly, the Company expected that the Initial Exercise Date to occur within one year from the date of issuance plus the contractual term in the calculations.
[3]	Expected volatility- We did not have a historical trading history sufficient to develop an internal volatility rate for use in the model. As a result, as required by ASC 718-10-30, the Company has accounted for the warrants using the calculated value method. The Company identified seven public entities in the similar industry for which share price information was available, and considered the historical volatilities of those public entities' share prices in calculating the expected volatility appropriate to the Company.
[4]	Risk-free rate- The risk-free rate of return reflects the interest rate for United States Treasury Note with similar time-to-maturity to that of the warrants.